Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 2.6%
Amercian Airlines Inc / AAdvantage Loyalty IP Ltd, 5.5000%, 4/20/26 (144A)	$2,969,734	$2,922,550
BX Commercial Mortgage Trust 2021-ARIA F,
ICE LIBOR USD 1 Month + 2.5935%, 7.2775%, 10/15/36 (144A)‡	6,000,000	5,303,620
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE C,
3.6942%, 1/10/37 (144A)‡	5,000,000	4,520,297
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 8.6850%, 11/15/38 (144A)‡	5,486,362	5,079,614
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61 (144A)	5,000,000	4,259,881
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $22,389,524)		22,085,962
Bank Loans and Mezzanine Loans– 1.0%
Communications – 0.2%
Directv Financing LLC, ICE LIBOR USD 1 Month + 5.0000%, 9.8403%, 8/2/27‡	2,086,582	2,003,828
Consumer Cyclical – 0.7%
Boardriders Inc,
ICE LIBOR USD 3 Month + 8.0000%, 12.8450% (12.86% Cash or 12.85% PIK), 4/23/24‡,Ø,¢	382,394	382,394
Mic Glen LLC, ICE LIBOR USD 1 Month + 6.7500%, 11.5903%, 7/20/29‡	2,303,342	2,121,954
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 12.3403%, 2/4/28‡	3,481,080	3,156,922
		5,661,270
Consumer Non-Cyclical – 0%
National Mentor Holdings Inc,
CME Term SOFR 3 Month + 7.2500%, 12.2483%, 3/2/29‡	253,037	149,292
Transportation – 0.1%
AAdvantage Loyalty IP Ltd,
ICE LIBOR USD 3 Month + 4.7500%, 9.5577%, 4/20/28‡	821,515	833,041
Total Bank Loans and Mezzanine Loans (cost $9,157,657)		8,647,431
Corporate Bonds– 89.1%
Banking – 1.7%
American Express Co,
US Treasury Yield Curve Rate 5 Year + 2.8540%, 3.5500%‡,µ	4,502,000	3,805,090
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.5970%, 4.0000%‡,µ	7,630,000	6,743,012
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,µ	2,962,000	2,501,409
JPMorgan Chase & Co,
US Treasury Yield Curve Rate 5 Year + 2.8500%, 3.6500%‡,µ	741,000	648,375
PNC Financial Services Group Inc/The,
US Treasury Yield Curve Rate 5 Year + 2.5950%, 3.4000%‡,µ	859,000	681,204
		14,379,090
Basic Industry – 5.0%
Arconic Rolled Products, 6.1250%, 2/15/28 (144A)	3,364,000	3,309,192
Compass Minerals International Inc, 6.7500%, 12/1/27 (144A)#	4,992,000	4,752,609
Compass Minerals International Inc, 4.8750%, 7/15/24 (144A)	2,354,000	2,235,522
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	3,484,000	3,057,698
First Quantum Minerals Ltd, 6.8750%, 10/15/27 (144A)	4,353,000	4,196,430
FMG Resources (August 2006) Pty Ltd, 4.3750%, 4/1/31 (144A)	5,838,000	5,119,926
Graphic Packaging International LLC, 3.7500%, 2/1/30 (144A)	2,254,000	1,955,482
Herens Holdco Sarl, 4.7500%, 5/15/28 (144A)	1,085,000	873,425
Hudbay Minerals Inc, 4.5000%, 4/1/26 (144A)	9,689,000	8,947,374
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	5,276,000	4,985,820
Kaiser Aluminum Corp, 4.5000%, 6/1/31 (144A)	3,387,000	2,781,438
		42,214,916
Brokerage – 0.7%
AG TTMT Escrow Issuer LLC, 8.6250%, 9/30/27 (144A)	1,265,000	1,273,235
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 3.1680%, 4.0000%‡,µ	1,568,000	1,278,343
LPL Holdings Inc, 4.3750%, 5/15/31 (144A)	4,286,000	3,789,295
		6,340,873
Capital Goods – 11.5%
ABC Supply Co Inc, 4.0000%, 1/15/28 (144A)	2,496,000	2,272,608
ARD Finance SA, 6.5000% (6.50% Cash or 7.25% PIK), 6/30/27 (144A)Ø	12,818,678	9,805,007
Ardagh Metal Packaging Finance USA LLC / Adragh Metal Packaging Finance PLC,
6.0000%, 6/15/27 (144A)	1,855,000	1,838,351
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	6,942,000	5,473,316
Bombardier Inc, 7.5000%, 2/1/29 (144A)	3,067,000	3,133,125
Builders FirstSource Inc, 4.2500%, 2/1/32 (144A)	2,735,000	2,383,249
Builders FirstSource Inc, 6.3750%, 6/15/32 (144A)	4,359,000	4,374,556
Cemex SAB de CV,
US Treasury Yield Curve Rate 5 Year + 4.9070%, 9.1250% (144A)‡,#,µ	2,593,000	2,596,769

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Capital Goods– (continued)
Chart Industries Inc, 7.5000%, 1/1/30 (144A)	$4,111,000	$4,247,567
JELD-WEN Inc, 4.8750%, 12/15/27 (144A)	7,352,000	6,253,464
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	4,270,000	3,949,750
LABL Inc, 5.8750%, 11/1/28 (144A)	3,003,000	2,668,362
LABL Inc, 8.2500%, 11/1/29 (144A)	7,037,000	6,000,626
PECF USS Intermediate Holding III Corp, 8.0000%, 11/15/29 (144A)#	9,423,000	6,256,872
Standard Industries Inc/NJ, 3.3750%, 1/15/31 (144A)	14,641,000	11,766,745
Summit Materials LLC / Summit Materials Finance Corp,
5.2500%, 1/15/29 (144A)	4,697,000	4,438,665
TransDigm Inc, 6.7500%, 8/15/28 (144A)	4,388,000	4,431,880
TransDigm Inc, 4.8750%, 5/1/29	6,840,000	6,053,957
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	7,271,000	6,616,610
Vertical US Newco Inc, 5.2500%, 7/15/27 (144A)	3,245,000	3,063,604
		97,625,083
Communications – 6.4%
Block Communications Inc, 4.8750%, 3/1/28 (144A)	2,891,000	2,498,066
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	4,280,000	3,616,600
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 6/1/33 (144A)	2,755,000	2,217,913
Connect Finco Sarl / Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	7,453,000	7,005,820
Directv Financing LLC / Directv Financing Co-Obligor Inc,
5.8750%, 8/15/27 (144A)	3,330,000	3,015,981
Frotier Communications Holdings LLC, 6.7500%, 5/1/29 (144A)#	6,366,000	5,045,055
GCI LLC, 4.7500%, 10/15/28 (144A)	3,489,000	3,010,065
Gray Escrow II Inc, 5.3750%, 11/15/31 (144A)#	2,361,000	1,567,704
Gray Television Inc, 4.7500%, 10/15/30 (144A)	10,002,000	6,638,077
News Corp, 3.8750%, 5/15/29 (144A)	1,619,000	1,438,886
Nexstar Broadcasting Inc, 4.7500%, 11/1/28 (144A)	3,578,000	3,182,166
Scripps Escrow II Inc, 3.8750%, 1/15/29 (144A)	1,825,000	1,432,009
Scripps Escrow II Inc, 5.3750%, 1/15/31 (144A)#	8,480,000	5,830,000
Scripps Escrow Inc, 5.8750%, 7/15/27 (144A)	2,433,000	1,792,026
Sirius XM Radio Inc, 4.0000%, 7/15/28 (144A)	3,969,000	3,409,133
Univision Communications Inc, 7.3750%, 6/30/30 (144A)	3,356,000	3,172,897
		54,872,398
Consumer Cyclical – 19.3%
American Axle & Manufacturing Inc, 6.2500%, 3/15/26	987,000	947,612
Arches Buyer Inc, 4.2500%, 6/1/28 (144A)	10,036,000	8,387,587
Caesars Entertainment Inc, 7.0000%, 2/15/30 (144A)	4,281,000	4,355,917
Carnival Corp, 7.6250%, 3/1/26 (144A)#	11,579,000	10,565,837
Carnival Corp, 6.0000%, 5/1/29 (144A)	6,884,000	5,472,780
Century Communities Inc, 3.8750%, 8/15/29 (144A)	2,758,000	2,364,985
Colt Merger Sub Inc, 8.1250%, 7/1/27 (144A)#	6,295,000	6,420,900
Ford Motor Co, 3.2500%, 2/12/32	8,179,000	6,428,339
Ford Motor Credit Co LLC, 3.6250%, 6/17/31	7,239,000	5,965,155
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)	9,094,000	8,275,540
Goodyear Tire & Rubber Co/The, 5.2500%, 4/30/31#	3,257,000	2,862,756
KB Home, 4.0000%, 6/15/31	1,452,000	1,257,795
Kohl's Corp, 3.6250%, 5/1/31	6,094,000	4,113,206
LGI Homes Inc, 4.0000%, 7/15/29 (144A)	4,345,000	3,529,617
Life Time Inc, 5.7500%, 1/15/26 (144A)	5,929,000	5,759,579
Lithia Motors Inc, 4.3750%, 1/15/31 (144A)	7,372,000	6,349,135
Live Nation Entertainment Inc, 3.7500%, 1/15/28 (144A)	2,481,000	2,220,495
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26 (144A)	6,007,000	5,456,343
Macy's Retail Holdings LLC, 5.8750%, 4/1/29 (144A)#	8,108,000	7,499,819
Michael Cos Inc/The, 7.8750%, 5/1/29 (144A)	4,014,000	2,809,800
Royal Caribbean Cruises Ltd, 11.6250%, 8/15/27 (144A)	9,962,000	10,699,636
Royal Caribbean Cruises Ltd, 9.2500%, 1/15/29 (144A)	2,745,000	2,916,563
Service Corp International/US, 3.3750%, 8/15/30	9,115,000	7,770,537
Shea Homes LP / Shea Homes Funding Corp, 4.7500%, 4/1/29	5,756,000	5,022,110
Six Flags Entertainment Corp, 5.5000%, 4/15/27 (144A)	2,401,000	2,326,833
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp,
5.8750%, 5/15/25 (144A)	5,120,000	4,889,600
Victoria's Secret & Co, 4.6250%, 7/15/29 (144A)	12,168,000	9,859,000
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28 (144A)	5,799,000	4,888,147
Wyndham Destinations Inc, 6.6000%, 10/1/25	4,402,000	4,423,926
Wyndham Destinations Inc, 6.6250%, 7/31/26 (144A)	3,383,000	3,396,143
Wynn Macau Ltd, 5.1250%, 12/15/29 (144A)	1,762,000	1,443,078
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp,
7.1250%, 2/15/31 (144A)	5,122,000	5,195,603
		163,874,373
Consumer Non-Cyclical – 14.9%
AdaptHealth LLC, 5.1250%, 3/1/30 (144A)#	4,116,000	3,491,706
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
3.5000%, 3/15/29 (144A)	3,122,000	2,716,434
AMN Healthcare Inc, 4.0000%, 4/15/29 (144A)	6,179,000	5,468,415

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
BellRing Brands Inc, 7.0000%, 3/15/30 (144A)	$5,187,000	$5,254,275
Catalent Pharma Solutions Inc, 3.5000%, 4/1/30 (144A)	6,273,000	5,512,901
Chobani LLC / Chobani Finance Corp Inc, 7.5000%, 4/15/25 (144A)	7,536,000	7,347,762
Chobani LLC / Chobani Finance Corp Inc, 4.6250%, 11/15/28 (144A)#	1,737,000	1,582,841
FAGE International SA / FAGE USA Dairy Industry Inc,
5.6250%, 8/15/26 (144A)	5,605,000	5,232,850
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	8,301,000	6,806,820
HLF Financing Sarl LLC / Herbalife International Inc,
4.8750%, 6/1/29 (144A)	6,228,000	4,733,280
ModivCare Escrow Issuer Inc, 5.0000%, 10/1/29 (144A)	6,039,000	5,127,355
Mozart Debt Merger Sub Inc, 5.2500%, 10/1/29 (144A)	15,030,000	13,082,177
Organon Finance 1 LLC, 5.1250%, 4/30/31 (144A)	13,835,000	12,280,534
Owens & Minor Inc, 4.5000%, 3/31/29 (144A)#	1,665,000	1,298,959
Owens & Minor Inc, 6.6250%, 4/1/30 (144A)	2,479,000	2,128,841
Pediatrix Medical Group Inc, 5.3750%, 2/15/30 (144A)	3,117,000	2,821,446
Post Holdings Inc, 4.5000%, 9/15/31 (144A)	2,671,000	2,350,747
Providence Service Corp, 5.8750%, 11/15/25 (144A)	3,168,000	3,037,320
Surgery Center Holdings Inc, 10.0000%, 4/15/27 (144A)#	3,084,000	3,144,463
Syneos Health Inc, 3.6250%, 1/15/29 (144A)	4,256,000	3,497,994
Tenet Healthcare Corp, 4.8750%, 1/1/26	4,717,000	4,624,358
Tenet Healthcare Corp, 4.2500%, 6/1/29	4,603,000	4,164,380
Tenet Healthcare Corp, 6.1250%, 6/15/30 (144A)	7,152,000	7,055,448
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	5,326,000	4,820,030
Teva Pharmaceutical Industries Ltd, 4.7500%, 5/9/27	3,043,000	2,840,420
Thor Industries Inc, 4.0000%, 10/15/29 (144A)	7,089,000	5,860,547
		126,282,303
Electric – 1.3%
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	600,000	481,062
NRG Energy Inc, 3.8750%, 2/15/32 (144A)	1,681,000	1,344,800
NRG Energy Inc, 7.0000%, 3/15/33 (144A)	2,999,000	3,106,724
TerraForm Power Operating LLC, 4.7500%, 1/15/30 (144A)	7,195,000	6,451,652
		11,384,238
Energy – 10.4%
Antero Resources Corp, 5.3750%, 3/1/30 (144A)	3,686,000	3,428,901
Archrock Partners LP / Archrock Partners Finance Corp,
6.8750%, 4/1/27 (144A)	2,253,000	2,210,756
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	5,401,000	4,735,070
DT Midstream Inc, 4.3750%, 6/15/31 (144A)	3,200,000	2,787,808
EnLink Midstream LLC, 5.6250%, 1/15/28 (144A)	2,949,000	2,890,020
EnLink Midstream LLC, 6.5000%, 9/1/30 (144A)	3,376,000	3,413,845
EnLink Midstream Partners LP, ICE LIBOR USD 3 Month + 4.1100%, 8.9763%‡,µ	2,422,000	2,077,834
EQM Midstream Partners LP, 7.5000%, 6/1/27 (144A)	2,074,000	2,082,255
EQM Midstream Partners LP, 4.7500%, 1/15/31 (144A)	2,854,000	2,368,820
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27 (144A)	10,420,000	10,295,293
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	2,099,000	1,992,921
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	2,001,000	1,787,093
Howard Midstream Energy Partners LLC, 6.7500%, 1/15/27 (144A)	4,181,000	3,942,516
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp,
6.0000%, 8/1/26 (144A)	5,456,000	5,305,142
NGL Energy Partners LP / NGL Energy Finance Corp, 7.5000%, 2/1/26 (144A)	9,188,000	8,865,350
Southwestern Energy Co, 5.3750%, 3/15/30	2,858,000	2,686,920
Southwestern Energy Co, 4.7500%, 2/1/32	2,873,000	2,536,830
Sunoco LP / Sunoco Finance Corp, 4.5000%, 4/30/30	10,097,000	9,131,424
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 1/15/28 (144A)	6,644,000	6,075,030
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
6.0000%, 9/1/31 (144A)	5,175,000	4,576,083
Viper Energy Partners LP, 5.3750%, 11/1/27 (144A)	5,177,000	4,978,829
		88,168,740
Finance Companies – 3.7%
Fortress Transportation and Infrastructure Investors LLC,
6.5000%, 10/1/25 (144A)	978,000	978,650
Fortress Transportation and Infrastructure Investors LLC,
9.7500%, 8/1/27 (144A)	4,230,000	4,463,031
Navient Corp, 4.8750%, 3/15/28	1,253,000	1,054,086
Navient Corp, 5.5000%, 3/15/29	514,000	434,330
Navient Corp, 5.6250%, 8/1/33	3,453,000	2,562,057
OneMain Finance Corp, 6.6250%, 1/15/28	943,000	864,552
OWL Rock Core Income Corp, 7.7500%, 9/16/27 (144A)	4,463,000	4,396,659
PennyMac Financial Services Inc, 5.7500%, 9/15/31 (144A)	7,490,000	5,931,404
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	5,185,000	4,299,091
SLM Corp, 3.1250%, 11/2/26	2,727,000	2,317,950

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Finance Companies– (continued)
Springleaf Finance Corp, 5.3750%, 11/15/29#	$5,181,000	$4,358,594
		31,660,404
Financial Institutions – 0.6%
Burford Capital Global Finance LLC, 6.2500%, 4/15/28 (144A)	1,955,000	1,684,830
Burford Capital Global Finance LLC, 6.8750%, 4/15/30 (144A)	4,210,000	3,623,460
		5,308,290
Industrial – 1.5%
KBR Inc, 4.7500%, 9/30/28 (144A)	3,564,000	3,184,829
TopBuild Corp, 4.1250%, 2/15/32 (144A)	11,106,000	9,280,732
		12,465,561
Insurance – 0.8%
Broadstreet Partners Inc, 5.8750%, 4/15/29 (144A)	2,533,000	2,142,233
HUB International Ltd, 5.6250%, 12/1/29 (144A)	2,498,000	2,176,445
Ryan Specialty Group LLC, 4.3750%, 2/1/30 (144A)	2,454,000	2,145,723
		6,464,401
Real Estate Investment Trusts (REITs) – 0.3%
Global Net Lease Inc / Global Net Lease Operating Partnership LP,
3.7500%, 12/15/27 (144A)	3,713,000	2,937,798
Technology – 7.9%
Austin BidCo Inc, 7.1250%, 12/15/28 (144A)	6,335,000	4,977,498
CA Magnum Holdings, 5.3750%, 10/31/26 (144A)	4,006,000	3,508,071
Ciena Corp, 4.0000%, 1/31/30 (144A)#	3,771,000	3,280,770
Entegris Escrow Corp, 5.9500%, 6/15/30 (144A)	2,402,000	2,328,259
Entegris Inc, 3.6250%, 5/1/29 (144A)#	8,401,000	7,251,407
II-VI Inc, 5.0000%, 12/15/29 (144A)	8,454,000	7,673,696
ION Trading Technologies Sarl, 5.7500%, 5/15/28 (144A)	4,114,000	3,285,728
Iron Mountain Inc, 4.8750%, 9/15/27 (144A)	2,819,000	2,664,519
Iron Mountain Inc, 5.2500%, 7/15/30 (144A)	9,808,000	8,843,695
NortonLifeLock Inc, 6.7500%, 9/30/27 (144A)	7,097,000	7,133,904
Seagate HDD Cayman, 4.1250%, 1/15/31	4,930,000	4,128,802
Seagate HDD Cayman, 9.6250%, 12/1/32 (144A)	10,441,586	11,701,543
		66,777,892
Transportation – 3.1%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	12,334,000	11,028,446
Rand Parent LLC, 8.5000%, 2/15/30 (144A)	7,732,000	7,268,080
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 8.0000%, 9/20/25 (144A)	1,629,000	1,639,491
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	6,823,000	6,395,344
		26,331,361
Total Corporate Bonds (cost $807,284,674)		757,087,721
Convertible Corporate Bonds– 0.7%
Media – 0.7%
DISH Network Corp, 2.3750%, 3/15/24((cost $6,105,754)	6,446,000	5,704,710
Common Stocks– 1.6%
Air Freight & Logistics – 0.2%
Air Transport Services Group Inc*	104,168	2,169,819
Communications Equipment – 0.4%
Juniper Networks Inc	88,782	3,055,876
Electronic Equipment, Instruments & Components – 0.2%
Coherent Corp*	50,081	1,907,084
Health Care Equipment & Supplies – 0.4%
Globus Medical Inc*	55,018	3,116,220
Life Sciences Tools & Services – 0.4%
Syneos Health Inc*	105,817	3,769,202
Total Common Stocks (cost $14,949,948)		14,018,201
Preferred Stocks– 0.3%
Consumer Cyclical – 0.3%
Quiksilver Inc¢((cost $2,633,063)	3,097,721	2,633,063
Investment Companies– 3.9%
Money Markets – 3.9%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£((cost $32,734,441)	32,728,908	32,735,454
Investments Purchased with Cash Collateral from Securities Lending– 2.7%
Investment Companies – 2.0%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº,£	17,578,416	17,578,416
Time Deposits – 0.7%
Royal Bank of Canada, 4.8000%, 4/3/23	$5,794,886	5,794,886
Total Investments Purchased with Cash Collateral from Securities Lending (cost $23,373,302)		23,373,302
Total Investments (total cost $918,628,363) – 101.9%		866,285,844
Liabilities, net of Cash, Receivables and Other Assets – (1.9)%		(16,308,040)
Net Assets – 100%		$849,977,804

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$788,811,757	91.0%
Luxembourg	19,197,010	2.2
Peru	13,933,194	1.6
Israel	7,660,450	0.9
United Kingdom	7,005,820	0.8
Netherlands	6,616,610	0.8
Australia	5,119,926	0.6
Zambia	4,196,430	0.5
India	3,508,071	0.4
Canada	3,133,125	0.4
Germany	3,063,604	0.3
Mexico	2,596,769	0.3
Macao	1,443,078	0.2

Total	$866,285,844	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 3.9%
Money Markets - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$730,100	$307	$776	$32,735,454
Investments Purchased with Cash Collateral from Securities Lending - 2.0%
Investment Companies - 2.0%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	344,221∆	-	-	17,578,416
Total Affiliated Investments - 5.9%	$1,074,321	$307	$776	$50,313,870

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 3.9%
Money Markets - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	22,494,643	384,621,824	(374,382,096)	32,735,454
Investments Purchased with Cash Collateral from Securities Lending - 2.0%
Investment Companies - 2.0%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	33,838,933	137,581,048	(153,841,565)	17,578,416

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.HY.S40.V1, Fixed Rate of 5.00%, Paid Quarterly	6/20/28	(29,300,000)	USD	$(166,260)	$(349,324)	$(515,584)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2023

Credit default swaps:
Average notional amount - buy protection	$57,005,350

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2023 is $670,026,329, which represents 78.8% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

#	Loaned security; a portion of the security is on loan at March 31, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2023 is $3,015,457, which represents 0.4% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$22,085,962	$-
Bank Loans and Mezzanine Loans	-	8,265,037	382,394
Corporate Bonds	-	757,087,721	-
Convertible Corporate Bonds	-	5,704,710	-
Common Stocks	14,018,201	-	-
Preferred Stocks	-	-	2,633,063
Investment Companies	-	32,735,454	-
Investments Purchased with Cash Collateral from Securities Lending	-	23,373,302	-
Total Assets	$14,018,201	$849,252,186	$3,015,457
Liabilities
Other Financial Instruments(a):
Centrally Cleared Swaps	$-	$349,324	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70279 05-23